INCOME TAXES - Schedule of Deferred Tax Asset (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 13,912	$ 14,608
Research and development cost	8,930	5,777
Compensations and benefits	9,748	27,507
Operating lease liability	5,525	7,111
Initial public offering costs	0	1,551
Investments credit loss	96,324	13,425
Interest expense	8,082	0
Other comprehensive income	2,715	0
Capital loss	948	948
Equity method and other investments	1,062	0
Other	983	794
Deferred tax assets before valuation allowance	148,229	71,721
Valuation allowance	140,020	61,334
Deferred tax assets	8,209	10,387
Intangible assets	(1,838)	(687)
Right-of-use assets	(5,401)	(7,694)
Equity method investments	(904)	(1,327)
Property and equipment	(246)	(666)
Other	(9)	(120)
Deferred tax liabilities	(8,398)	(10,494)
Deferred tax liabilities, net	$ (189)	$ (107)